Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations
Our contractual obligations as of December 31, 2021 can be summarized as follows:

Payments due by period (€, in millions)	Total	1 year	2 year	3 year	4 year	5 year	>5 years
Long-Term Debt Obligations, including interest[1]	4,806.9	570.3	814.2	37.5	37.6	1,037.7	2,309.6
Lease Obligations [2]	161.7	43.7	35.7	21.3	16.6	15.4	29.0
Purchase Obligations	8,527.4	6,974.0	814.1	405.7	223.4	74.2	36.0
Total Contractual Obligations	13,496.0	7,588.0	1,664.0	464.5	277.6	1,127.3	2,374.6
1.Long-term debt obligations mainly relate to principal amounts and interest payments of our Eurobonds. For the amounts excluding interest expenses and for further details see Note 16 Long-term debt and interest and other costs.
2.For further details see Note 14 Right-of-use assets and lease liabilities.